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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08363

Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 2 of its series, Evergreen Strategic Value and Evergreen Equity Index Fund, for the quarter ended April 30, 2005. These 2 series have a July 31 fiscal year end.
Date of reporting period:	April 30, 2005

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 10.8%
Auto Components 0.2%
Cooper Tire & Rubber Co. þ	6,407	$111,802
Dana Corp.	13,711	156,580
Delphi Corp. þ	51,241	169,095
Goodyear Tire & Rubber Co. * þ	16,050	190,513
Johnson Controls, Inc.	17,456	957,811
Visteon Corp. þ	11,828	41,398

		1,627,199

Automobiles 0.4%
Ford Motor Co. þ	167,174	1,522,955
General Motors Corp.	51,573	1,375,968
Harley-Davidson, Inc.	26,659	1,253,506

		4,152,429

Distributors 0.1%
Genuine Parts Co.	15,953	684,384

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	48,105	2,351,372
Darden Restaurants, Inc.	13,490	404,700
Harrah's Entertainment, Inc.	10,393	681,989
Hilton Hotels Corp.	35,127	766,822
International Game Technology	31,505	847,170
Marriott International, Inc., Class A	18,347	1,151,274
McDonald's Corp.	116,153	3,404,444
Starbucks Corp. *	36,489	1,806,935
Starwood Hotels & Resorts Worldwide, Inc., Class B	19,400	1,054,196
Wendy's International, Inc.	10,407	446,773
Yum! Brands, Inc.	26,605	1,249,371

		14,165,046

Household Durables 0.6%
Black & Decker Corp.	7,325	612,590
Centex Corp.	11,555	666,955
Fortune Brands, Inc.	13,229	1,118,909
KB Home þ	7,606	433,542
Leggett & Platt, Inc.	17,425	469,778
Maytag Corp. þ	7,259	70,340
Newell Rubbermaid, Inc. þ	25,091	545,227
Pulte Homes, Inc.	10,819	773,018
Snap-On, Inc. þ	5,290	175,469
Stanley Works	6,865	295,401
Whirlpool Corp. þ	6,104	378,814

		5,540,043

Internet & Catalog Retail 0.4%
eBay, Inc. *	110,511	3,506,514

Leisure Equipment & Products 0.2%
Brunswick Corp.	8,847	371,574
Eastman Kodak Co. þ	26,176	654,400
Hasbro, Inc. þ	15,240	288,341
Mattel, Inc.	38,046	686,730

		2,001,045

Media 3.8%
Clear Channel Communications, Inc. þ	48,125	1,537,113
Comcast Corp., Class A *	201,977	6,485,481
Dow Jones & Co., Inc. þ	6,446	215,554
Gannett Co., Inc.	22,933	1,765,841
[1]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Interpublic Group of Companies, Inc. * þ	38,613	$496,563
Knight Ridder, Inc.	6,894	446,042
McGraw-Hill Companies, Inc.	17,390	1,514,321
Meredith Corp.	4,153	195,191
New York Times Co., Class A	13,310	444,022
News Corp., Class A	263,244	4,022,368
Omnicom Group, Inc.	17,013	1,410,378
Time Warner, Inc. *	419,636	7,054,081
Tribune Co.	27,234	1,051,232
Univision Communications, Inc., Class A *	26,650	700,629
Viacom, Inc., Class B	155,681	5,389,676
Walt Disney Co.	186,940	4,935,216

		37,663,708

Multi-line Retail 1.1%
Big Lots, Inc. *	10,305	104,905
Dillard's, Inc., Class A þ	6,449	150,068
Dollar General Corp.	27,525	560,134
Family Dollar Stores, Inc.	15,313	413,145
Federated Department Stores, Inc.	15,450	888,375
J.C. Penney Co., Inc.	24,688	1,170,458
Kohl's Corp. *	29,760	1,416,576
May Department Stores Co.	26,660	935,233
Nordstrom, Inc.	11,511	585,104
Sears Holdings Corp. * þ	8,763	1,185,108
Target Corp.	81,759	3,794,435

		11,203,541

Specialty Retail 2.2%
AutoNation, Inc. *	20,619	376,709
AutoZone, Inc. *	6,179	512,857
Bed Bath & Beyond, Inc. *	27,630	1,028,112
Best Buy Co., Inc.	27,260	1,372,268
Circuit City Stores, Inc.	17,465	275,947
Gap, Inc.	72,380	1,545,313
Home Depot, Inc.	200,506	7,091,897
Limited Brands, Inc.	34,883	756,612
Lowe's Companies, Inc.	70,558	3,676,777
Office Depot, Inc. *	28,559	559,185
OfficeMax, Inc.	8,533	277,152
RadioShack Corp.	14,469	361,291
Sherwin-Williams Co.	11,557	515,096
Staples, Inc.	67,831	1,293,528
Tiffany & Co.	13,285	400,543
TJX Companies, Inc.	43,998	996,555
Toys “R” Us, Inc. *	19,636	497,773

		21,537,615

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	34,914	935,695
Jones Apparel Group, Inc.	11,177	340,340
Liz Claiborne, Inc.	9,911	351,147
Nike, Inc., Class B	20,976	1,611,166
Reebok International, Ltd.	5,115	207,720
VF Corp.	9,130	516,667

		3,962,735

[2]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.3%
Beverages 2.3%
Anheuser-Busch Companies, Inc.	70,942	$3,325,051
Brown-Forman Corp., Class B	8,230	456,765
Coca-Cola Co.	206,854	8,985,738
Coca-Cola Enterprises, Inc.	32,206	653,782
Molson Coors Brewing Co., Class B þ	7,340	453,245
Pepsi Bottling Group, Inc.	18,053	517,579
PepsiCo, Inc.	153,229	8,525,662

		22,917,822

Food & Staples Retailing 2.8%
Albertsons, Inc. þ	33,606	665,063
Costco Wholesale Corp.	43,130	1,750,216
CVS Corp.	36,529	1,884,166
Kroger Co. *	66,853	1,054,272
Safeway, Inc. *	40,860	869,909
SUPERVALU, Inc.	12,336	389,324
SYSCO Corp.	58,154	2,012,128
Wal-Mart Stores, Inc.	309,338	14,582,193
Walgreen Co.	93,259	4,015,733

		27,223,004

Food Products 1.2%
Archer-Daniels-Midland Co.	56,898	1,023,595
Campbell Soup Co.	29,731	884,200
ConAgra Foods, Inc.	47,069	1,259,096
General Mills, Inc.	33,334	1,646,699
H.J. Heinz Co.	31,963	1,177,836
Hershey Foods Corp.	19,976	1,276,466
Kellogg Co.	32,046	1,440,468
McCormick & Co., Inc.	12,398	428,847
Sara Lee Corp.	72,071	1,541,599
Wm. Wrigley Jr. Co.	17,859	1,234,593

		11,913,399

Household Products 1.9%
Clorox Co.	14,005	886,517
Colgate-Palmolive Co.	47,983	2,389,074
Kimberly-Clark Corp.	43,943	2,744,240
Procter & Gamble Co.	230,329	12,472,315

		18,492,146

Personal Products 0.7%
Alberto-Culver Co. þ	7,741	344,475
Avon Products, Inc.	43,056	1,725,684
Gillette Co.	90,515	4,674,195

		6,744,354

Tobacco 1.4%
Altria Group, Inc.	188,879	12,275,246
Reynolds American, Inc. þ	10,632	828,977
UST, Inc.	15,094	691,305

		13,795,528

ENERGY 8.4%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	30,879	1,362,382
BJ Services Co.	14,834	723,158
Halliburton Co.	46,060	1,915,635
Nabors Industries, Ltd. *	12,929	696,485
[3]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
National Oilwell Varco, Inc. *	15,321	$608,857
Noble Corp. * þ	12,378	630,040
Rowan Companies, Inc.	9,791	259,755
Schlumberger, Ltd.	53,834	3,682,784
Transocean, Inc. *	29,325	1,359,800

		11,238,896

Oil, Gas & Consumable Fuels 7.2%
Amerada Hess Corp.	7,783	728,878
Anadarko Petroleum Corp.	21,625	1,579,490
Apache Corp.	29,809	1,677,949
Ashland, Inc.	6,055	407,138
Burlington Resources, Inc.	35,327	1,717,245
ChevronTexaco Corp.	192,150	9,991,800
ConocoPhillips	63,532	6,661,330
Devon Energy Corp.	43,774	1,977,272
El Paso Corp.	58,728	586,693
EOG Resources, Inc.	21,821	1,037,588
Exxon Mobil Corp.	583,028	33,250,087
Kerr-McGee Corp. þ	14,903	1,156,473
Kinder Morgan, Inc. þ	10,028	766,741
Marathon Oil Corp.	31,685	1,475,570
Occidental Petroleum Corp.	36,270	2,502,630
Sunoco, Inc.	6,333	628,614
Unocal Corp.	24,705	1,347,658
Valero Energy Corp.	23,433	1,605,863
Williams Companies, Inc.	52,064	886,129
XTO Energy, Inc.	31,719	956,962

		70,942,110

FINANCIALS 19.9%
Capital Markets 2.7%
Bank of New York Co.	71,076	1,985,863
Bear Stearns Cos	10,345	979,258
Charles Schwab Corp.	104,819	1,084,877
E*TRADE Financial Corp. *	33,842	375,985
Federated Investors, Inc., Class B	8,687	247,145
Franklin Resources, Inc.	18,061	1,240,430
Goldman Sachs Group, Inc.	40,884	4,366,002
Janus Capital Group, Inc. þ	21,575	280,259
Lehman Brothers Holdings, Inc.	25,203	2,311,619
Mellon Financial Corp.	38,693	1,071,409
Merrill Lynch & Co., Inc.	84,990	4,583,511
Morgan Stanley	101,600	5,346,192
Northern Trust Corp.	18,571	836,252
State Street Corp.	30,454	1,407,888
T. Rowe Price Group, Inc.	11,301	623,476

		26,740,166

Commercial Banks 5.9%
AmSouth Bancorp, Inc.	32,423	853,373
Bank of America Corp.	370,125	16,670,430
BB&T Corp.	50,078	1,963,558
Comerica, Inc.	15,540	889,820
Compass Bancshares, Inc.	11,282	485,352
Fifth Third Bancorp þ	47,488	2,065,728
First Horizon National Corp. þ	11,242	466,880
[4]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Huntington Bancshares, Inc.	21,170	$497,707
KeyCorp	37,100	1,230,236
M&T Bank Corp.	8,979	928,878
Marshall & Ilsley Corp. þ	18,973	809,009
National City Corp.	54,257	1,842,568
North Fork Bancorp, Inc.	42,973	1,209,690
PNC Financial Services Group, Inc.	25,807	1,373,707
Regions Financial Corp. þ	42,420	1,420,646
SunTrust Banks, Inc.	30,970	2,255,545
Synovus Financial Corp.	28,383	795,575
U.S. Bancorp	169,225	4,721,377
Wachovia Corp. °	144,768	7,409,226
Wells Fargo & Co.	154,835	9,280,810
Zions Bancorp	8,204	574,526

		57,744,641

Consumer Finance 1.2%
American Express Co.	107,114	5,644,908
Capital One Financial Corp.	22,570	1,599,987
MBNA Corp.	116,661	2,304,055
Providian Financial Corp. *	26,763	446,139
SLM Corp.	39,246	1,869,680

		11,864,769

Diversified Financial Services 3.7%
CIT Group, Inc.	19,252	775,471
Citigroup, Inc.	477,111	22,405,133
JPMorgan Chase & Co.	324,478	11,515,724
Moody's Corp.	12,525	1,028,803
Principal Financial Group, Inc.	27,349	1,068,799

		36,793,930

Insurance 4.1%
ACE, Ltd.	25,949	1,114,769
AFLAC, Inc.	45,823	1,862,705
Allstate Corp.	62,016	3,482,818
AMBAC Financial Group, Inc.	9,922	663,286
American International Group, Inc.	237,815	12,092,893
AON Corp.	28,895	602,461
Chubb Corp.	17,491	1,430,414
Cincinnati Financial Corp.	15,234	612,998
Hartford Financial Services Group, Inc.	27,001	1,954,062
Jefferson-Pilot Corp.	12,465	625,868
Lincoln National Corp.	15,919	715,877
Loews Corp.	14,576	1,033,147
Marsh & McLennan Co.	48,294	1,353,681
MBIA, Inc. þ	12,849	673,031
MetLife, Inc.	66,921	2,603,227
Progressive Corp.	18,280	1,668,415
Prudential Financial, Inc.	47,845	2,734,342
SAFECO Corp.	11,612	611,604
St. Paul Travelers Companies, Inc.	61,127	2,188,347
Torchmark Corp.	9,871	527,407
UnumProvident Corp. þ	27,169	454,266
XL Capital, Ltd., Class A	12,694	892,388

		39,898,006

[5]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 0.6%
Apartment Investment & Management Co., Class A	8,734	$332,940
Archstone-Smith Trust	18,242	656,165
Equity Office Properties Trust REIT	36,819	1,158,694
Equity Residential Properties Trust REIT	25,819	886,882
Plum Creek Timber Co., Inc. REIT	16,783	579,685
ProLogis REIT	16,791	664,756
Simon Property Group, Inc. REIT	20,194	1,334,217

		5,613,339

Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp.	52,996	1,917,925
Fannie Mae	88,376	4,767,885
Freddie Mac	62,819	3,864,625
Golden West Financial Corp.	25,784	1,607,117
MGIC Investment Corp.	8,837	521,383
Sovereign Bancorp, Inc. þ	34,221	703,926
Washington Mutual, Inc.	79,734	3,294,609

		16,677,470

HEALTH CARE 13.6%
Biotechnology 1.2%
Amgen, Inc. *	114,382	6,658,176
Applied Biosystems Group - Applera	17,926	380,031
Biogen Idec, Inc. *	30,456	1,103,725
Chiron Corp. * þ	13,478	460,274
Genzyme Corp. *	22,632	1,326,462
Gilead Sciences, Inc. *	39,528	1,466,489
MedImmune, Inc. *	22,711	576,178

		11,971,335

Health Care Equipment & Supplies 2.3%
Bausch & Lomb, Inc.	4,898	367,350
Baxter International, Inc.	56,583	2,099,229
Becton, Dickinson & Co.	23,093	1,351,402
Biomet, Inc.	23,071	892,617
Boston Scientific Corp. *	69,396	2,052,734
C.R. Bard, Inc.	9,563	680,599
Fisher Scientific International, Inc. *	10,709	635,900
Guidant Corp.	29,456	2,182,100
Hospira, Inc. *	14,253	478,188
Medtronic, Inc.	110,438	5,820,083
Millipore Corp. *	4,541	218,967
PerkinElmer, Inc.	11,828	218,818
St. Jude Medical, Inc. *	32,953	1,286,156
Stryker Corp.	34,213	1,661,041
Thermo Electron Corp. *	14,605	364,833
Waters Corp. *	11,033	437,238
Zimmer Holdings, Inc. *	22,525	1,833,986

		22,581,241

Health Care Providers & Services 2.6%
Aetna, Inc.	26,878	1,972,039
AmerisourceBergen Corp. þ	9,624	589,759
Cardinal Health, Inc.	39,591	2,200,072
Caremark Rx, Inc. *	41,726	1,671,126
CIGNA Corp.	12,012	1,104,864
Express Scripts, Inc. *	6,947	622,729
HCA, Inc.	37,587	2,098,858
[6]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Health Management Associates, Inc. þ	22,279	$550,960
Humana, Inc. *	14,684	508,801
IMS Health, Inc.	21,179	507,872
Laboratory Corporation of America Holdings *	12,331	610,384
Manor Care, Inc. þ	7,869	262,431
McKesson Corp.	26,954	997,298
Medco Health Solutions, Inc. *	25,142	1,281,488
Quest Diagnostics, Inc.	8,335	881,843
Tenet Healthcare Corp. * þ	42,761	511,849
UnitedHealth Group, Inc.	58,571	5,535,545
WellPoint, Inc. *	27,847	3,557,454

		25,465,372

Pharmaceuticals 7.5%
Abbott Laboratories	142,342	6,997,533
Allergan, Inc.	12,016	845,806
Bristol-Myers Squibb Co.	178,422	4,638,972
Eli Lilly & Co.	103,425	6,047,260
Forest Laboratories, Inc. *	32,084	1,144,757
Johnson & Johnson	271,516	18,634,143
King Pharmaceuticals, Inc. *	22,056	176,448
Merck & Co., Inc.	201,610	6,834,579
Mylan Laboratories, Inc.	24,584	405,636
Pfizer, Inc.	681,209	18,508,448
Schering-Plough Corp.	134,675	2,810,667
Watson Pharmaceuticals, Inc. *	9,998	299,940
Wyeth	121,991	5,482,276

		72,826,465

INDUSTRIALS 11.7%
Aerospace & Defense 2.2%
Boeing Co.	76,006	4,523,877
General Dynamics Corp.	18,273	1,919,579
Goodrich Corp.	10,963	441,809
Honeywell International, Inc.	77,681	2,777,873
L-3 Communications Holdings, Inc.	10,515	746,249
Lockheed Martin Corp.	36,654	2,234,061
Northrop Grumman Corp.	32,895	1,803,962
Raytheon Co.	41,371	1,555,963
Rockwell Collins, Inc.	16,288	747,293
United Technologies Corp.	46,765	4,756,936

		21,507,602

Air Freight & Logistics 1.0%
FedEx Corp.	27,512	2,337,144
Ryder System, Inc.	5,852	216,114
United Parcel Service, Inc., Class B	102,193	7,287,383

		9,840,641

Airlines 0.1%
Delta Air Lines, Inc. * þ	12,767	42,003
Southwest Airlines Co.	67,270	1,000,978

		1,042,981

Building Products 0.2%
American Standard Companies, Inc.	16,452	735,569
Masco Corp.	40,906	1,288,130

		2,023,699

[7]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.9%
Allied Waste Industries, Inc. * þ	24,777	$197,968
Apollo Group, Inc., Class A *	15,131	1,091,248
Avery Dennison Corp.	9,279	485,756
Cendant Corp.	96,345	1,918,229
Cintas Corp.	13,641	526,406
Equifax, Inc.	12,334	415,039
H&R Block, Inc. þ	15,089	751,583
Monster Worldwide, Inc. *	11,021	253,593
Pitney Bowes, Inc.	21,077	942,564
R. R. Donnelley & Sons Co.	19,667	647,241
Robert Half International, Inc.	14,698	364,804
Waste Management, Inc.	51,906	1,478,802

		9,073,233

Construction & Engineering 0.1%
Fluor Corp.	7,812	402,787

Electrical Equipment 0.4%
American Power Conversion Corp. þ	16,416	398,252
Cooper Industries, Ltd., Class A	8,461	538,627
Emerson Electric Co.	38,287	2,399,446
Rockwell Automation, Inc.	15,976	738,571

		4,074,896

Industrial Conglomerates 4.8%
3M Co.	70,528	5,393,276
General Electric Co.	967,780	35,033,636
Textron, Inc.	12,341	929,895
Tyco International, Ltd.	183,820	5,755,404

		47,112,211

Machinery 1.4%
Caterpillar, Inc.	31,313	2,757,110
Cummins, Inc. þ	3,907	265,676
Danaher Corp.	25,127	1,272,180
Deere & Co.	22,542	1,409,777
Dover Corp.	18,599	676,259
Eaton Corp.	13,961	818,813
Illinois Tool Works, Inc.	25,084	2,102,541
Ingersoll-Rand Co., Ltd., Class A	15,825	1,216,468
ITT Industries, Inc.	8,426	762,216
Navistar International Corp. * þ	6,005	177,328
Paccar, Inc.	15,859	1,076,826
Pall Corp.	11,322	303,769
Parker Hannifin Corp.	10,973	657,721

		13,496,684

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	34,547	1,666,893
CSX Corp.	19,688	790,079
Norfolk Southern Corp.	36,548	1,147,607
Union Pacific Corp.	23,831	1,523,516

		5,128,095

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	7,616	421,089

[8]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 14.6%
Communications Equipment 2.4%
ADC Telecommunications, Inc. * þ	74,029	$168,046
Andrew Corp. * þ	14,700	180,369
Avaya, Inc. *	43,829	380,436
CIENA Corp. * þ	52,250	120,175
Cisco Systems, Inc. *	590,204	10,198,725
Comverse Technology, Inc. * þ	18,047	411,291
Corning, Inc. *	128,718	1,769,872
JDS Uniphase Corp. * þ	131,910	195,227
Lucent Technologies, Inc. * þ	404,577	983,122
Motorola, Inc.	223,867	3,434,120
QUALCOMM, Inc.	150,272	5,242,990
Scientific-Atlanta, Inc.	13,884	424,573
Tellabs, Inc. *	42,183	327,340

		23,836,286

Computers & Peripherals 3.5%
Apple Computer, Inc. *	74,613	2,690,545
Dell, Inc. *	224,524	7,820,171
EMC Corp. *	219,640	2,881,677
Gateway, Inc. * þ	27,295	93,076
Hewlett-Packard Co.	264,384	5,411,940
International Business Machines Corp.	149,070	11,385,966
Lexmark International, Inc., Class A *	11,562	802,981
NCR Corp. *	17,003	561,099
Network Appliance, Inc. *	33,431	890,267
QLogic Corp. *	8,386	278,751
Sun Microsystems, Inc. *	308,422	1,119,572

		33,936,045

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	39,465	818,899
Jabil Circuit, Inc. *	16,758	462,521
Molex, Inc.	15,311	389,053
Sanmina-SCI Corp. *	47,792	191,646
Solectron Corp. * þ	88,665	292,594
Symbol Technologies, Inc.	22,155	296,212
Tektronix, Inc.	8,161	176,767

		2,627,692

Internet Software & Services 0.4%
Yahoo!, Inc. *	119,059	4,108,726

IT Services 1.1%
Affiliated Computer Services, Inc., Class A * þ	11,566	551,351
Automatic Data Processing, Inc.	53,241	2,312,789
Computer Sciences Corp. *	17,449	758,683
Convergys Corp. *	12,976	168,169
Electronic Data Systems Corp.	47,265	914,578
First Data Corp.	73,218	2,784,481
Fiserv, Inc. *	17,646	746,426
Paychex, Inc.	32,472	993,643
Sabre Holdings, Inc., Class A þ	12,009	234,896
SunGard Data Systems, Inc. *	26,376	880,958
Unisys Corp. *	30,798	199,879

		10,545,853

Office Electronics 0.1%
Xerox Corp. *	87,415	1,158,249

[9]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc. * þ	35,970	$511,853
Altera Corp. *	33,993	704,675
Analog Devices, Inc.	34,013	1,160,183
Applied Materials, Inc.	152,284	2,264,463
Applied Micro Circuits Corp. *	28,130	75,107
Broadcom Corp., Class A *	26,556	794,290
Freescale Semiconductor, Inc., Class B *	36,665	691,502
Intel Corp.	568,568	13,372,719
KLA-Tencor Corp.	17,946	700,253
Linear Technology Corp.	28,038	1,002,078
LSI Logic Corp. * þ	35,147	188,388
Maxim Integrated Products, Inc.	29,831	1,115,679
Micron Technology, Inc. *	56,047	544,216
National Semiconductor Corp.	32,442	618,993
Novellus Systems, Inc. *	12,764	299,061
NVIDIA Corp. *	15,176	332,962
PMC-Sierra, Inc. * þ	16,415	132,305
Teradyne, Inc. *	17,730	195,385
Texas Instruments, Inc.	157,168	3,922,913
Xilinx, Inc.	31,822	857,285

		29,484,310

Software 3.8%
Adobe Systems, Inc.	22,218	1,321,304
Autodesk, Inc.	20,955	666,998
BMC Software, Inc. *	20,227	327,677
Citrix Systems, Inc. *	15,475	348,188
Computer Associates International, Inc.	48,596	1,307,232
Compuware Corp. *	35,366	210,428
Electronic Arts, Inc. *	28,117	1,501,167
Intuit, Inc. *	16,930	682,279
Mercury Interactive Corp. *	7,708	318,572
Microsoft Corp.	923,899	23,374,645
Novell, Inc. * þ	34,603	204,504
Oracle Corp. *	410,277	4,742,802
Parametric Technology Corp. *	24,698	131,393
Siebel Systems, Inc. *	47,005	423,045
Symantec Corp. *	64,786	1,216,681
Veritas Software Corp. *	38,543	793,600

		37,570,515

MATERIALS 3.1%
Chemicals 1.7%
Air Products & Chemicals, Inc.	20,781	1,220,468
Dow Chemical Co.	87,068	3,999,033
E. I. du Pont de Nemours & Co.	91,033	4,288,565
Eastman Chemical Co.	7,115	384,210
Ecolab, Inc.	20,162	659,499
Engelhard Corp.	11,156	341,708
Great Lakes Chemical Corp.	4,696	145,764
Hercules, Inc. *	10,223	135,251
International Flavors & Fragrances, Inc.	8,088	306,535
Monsanto Co.	24,313	1,425,228
PPG Industries, Inc.	15,815	1,068,303
[10]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Praxair, Inc.	29,469	$1,380,033
Rohm & Haas Co.	17,753	775,096
Sigma-Aldrich Corp.	6,286	367,291

		16,496,984

Construction Materials 0.0%
Vulcan Materials Co.	9,397	498,417

Containers & Packaging 0.2%
Ball Corp.	10,039	396,541
Bemis Co., Inc.	9,774	269,371
Pactiv Corp. *	13,553	290,576
Sealed Air Corp. * þ	7,630	369,597
Temple-Inland, Inc.	10,449	352,654

		1,678,739

Metals & Mining 0.7%
Alcoa, Inc.	79,576	2,309,296
Allegheny Technologies, Inc. þ	8,173	183,075
Freeport-McMoRan Copper & Gold, Inc., Class B þ	16,343	566,449
Newmont Mining Corp.	40,532	1,539,000
Nucor Corp.	14,588	745,447
Phelps Dodge Corp.	8,826	757,712
United States Steel Corp.	10,424	445,730

		6,546,709

Paper & Forest Products 0.5%
Georgia-Pacific Corp.	23,725	813,056
International Paper Co.	44,770	1,535,163
Louisiana-Pacific Corp.	10,114	248,804
MeadWestvaco Corp.	18,503	544,913
Weyerhaeuser Co.	22,163	1,520,604

		4,662,540

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.	27,624	1,573,463
AT&T Corp.	73,077	1,397,963
BellSouth Corp.	167,234	4,430,029
CenturyTel, Inc.	12,287	377,088
Citizens Communications Co.	30,629	390,520
Qwest Communications International, Inc. * þ	152,601	521,895
SBC Communications, Inc.	301,627	7,178,723
Sprint Corp.	134,952	3,004,031
Verizon Communications, Inc.	252,917	9,054,429

		27,928,141

Wireless Telecommunication Services 0.3%
Nextel Communications, Inc., Class A *	102,878	2,879,555

UTILITIES 3.3%
Electric Utilities 2.2%
Allegheny Energy, Inc. * þ	14,799	361,687
Ameren Corp. þ	17,833	921,966
American Electric Power Co., Inc.	35,003	1,232,806
CenterPoint Energy, Inc. þ	26,420	312,813
Cinergy Corp. þ	17,477	692,089
[11]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Consolidated Edison, Inc. þ	22,148	$958,565
DTE Energy Co.	15,884	729,870
Edison International	29,749	1,079,889
Entergy Corp.	19,462	1,426,565
Exelon Corp.	60,701	3,004,699
FirstEnergy Corp.	30,116	1,310,648
FPL Group, Inc.	35,718	1,458,009
PG&E Corp.	32,936	1,143,538
Pinnacle West Capital Corp. þ	8,845	370,605
PPL Corp.	17,268	936,962
Progress Energy, Inc.	22,557	947,168
Southern Co.	67,826	2,234,867
TECO Energy, Inc. þ	18,857	313,215
TXU Corp.	21,934	1,881,718
Xcel Energy, Inc.	36,605	628,874

		21,946,553

Gas Utilities 0.2%
Keyspan Corp.	14,684	556,964
Nicor, Inc. þ	4,028	148,915
NiSource, Inc. þ	24,766	575,562
Peoples Energy	3,462	137,096

		1,418,537

Multi-Utilities 0.9%
AES Corp. *	59,240	952,579
Calpine Corp. * þ	48,786	87,327
CMS Energy Corp. * þ	19,674	254,188
Constellation Energy Group, Inc.	16,147	848,687
Dominion Resources, Inc.	31,098	2,344,789
Duke Energy Corp.	85,642	2,499,890
Dynegy, Inc., Class A * þ	30,238	101,297
Public Service Enterprise Group, Inc.	21,763	1,264,430
Sempra Energy	21,731	877,498

		9,230,685

Total Common Stocks (cost $643,267,125)		968,166,706

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.6%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 2.69%, 7/7/2005 † ƒ	$1,000,000	995,068

	Shares	Value

MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund ø	9,657,524	9,657,524
Navigator Prime Portfolio þþ	34,371,396	34,371,396

Total Short-Term Investments (cost $45,023,988)		45,023,988

Total Investments (cost $688,291,113) 103.4%		1,013,190,694
Other Assets and Liabilities (3.4%)		(33,333,765)

Net Assets 100.0%		$979,856,929

[12]

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
þ	All or a portion of this security is on loan.
*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,696,193 at April 30, 2005. The Fund earned $68,809 of income from Wachovia Corporation during the quarter ended April 30, 2005.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

At April 30, 2005, the Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2005	Unrealized Gain
June 2005	41 S&P 500	$11,789,550	$11,874,338	$84,788

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $700,758,414. The gross unrealized appreciation and depreciation on securities based on tax cost was $381,178,485 and $68,746,205, respectively, with a net unrealized appreciation of $312,432,280.

[13]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 10.0%
Media 8.7%
Comcast Corp., Class A *	528,658	$16,774,318
Liberty Media Corp., Class A *	919,409	9,230,866
News Corp., Ltd., Class A ADR	910,970	13,919,622
Time Warner, Inc. *	916,285	15,402,751

		55,327,557

Textiles, Apparel & Luxury Goods 1.3%
Liz Claiborne, Inc.	223,202	7,908,047

CONSUMER STAPLES 7.6%
Beverages 1.9%
Anheuser-Busch Companies, Inc.	82,415	3,862,791
PepsiCo, Inc.	151,025	8,403,031

		12,265,822

Food Products 2.1%
General Mills, Inc.	156,717	7,741,820
H.J. Heinz Co.	151,695	5,589,960

		13,331,780

Household Products 0.8%
Kimberly-Clark Corp.	84,488	5,276,276

Tobacco 2.8%
Altria Group, Inc.	267,163	17,362,923

ENERGY 11.1%
Energy Equipment & Services 2.0%
Grant Prideco, Inc. *	94,782	2,099,421
National Oilwell Varco, Inc. *	91,372	3,631,123
Schlumberger, Ltd.	106,065	7,255,907

		12,986,451

Oil, Gas & Consumable Fuels 9.1%
Apache Corp.	110,416	6,215,317
ConocoPhillips	61,733	6,472,705
Exxon Mobil Corp.	436,631	24,901,066
Marathon Oil Corp.	232,697	10,836,699
Occidental Petroleum Corp.	56,021	3,865,449
Plains Exploration & Production Co. þ	160,036	5,149,959

		57,441,195

FINANCIALS 28.7%
Capital Markets 4.8%
Bank of New York Co.	292,591	8,174,992
Merrill Lynch & Co., Inc.	190,292	10,262,448
Morgan Stanley	223,613	11,766,516

		30,203,956

Commercial Banks 8.6%
Bank of America Corp.	534,425	24,070,502
SunTrust Banks, Inc.	110,509	8,048,370
U.S. Bancorp	349,630	9,754,677
Wells Fargo & Co.	215,087	12,892,315

		54,765,864

Consumer Finance 0.6%
American Express Co.	74,726	3,938,060

[1]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 7.1%
Citigroup, Inc.	619,699	$29,101,065
JPMorgan Chase & Co.	441,201	15,658,224

		44,759,289

Insurance 4.4%
Allstate Corp.	211,014	11,850,546
American International Group, Inc.	316,785	16,108,518

		27,959,064

Thrifts & Mortgage Finance 3.2%
Sovereign Bancorp, Inc. þ	344,518	7,086,735
Washington Mutual, Inc.	314,750	13,005,470

		20,092,205

HEALTH CARE 9.4%
Health Care Equipment & Supplies 2.9%
Boston Scientific Corp. *	293,534	8,682,736
Medtronic, Inc.	56,036	2,953,097
Thermo Electron Corp. *	279,203	6,974,491

		18,610,324

Health Care Providers & Services 0.2%
Health Management Associates, Inc.	36,120	893,248

Pharmaceuticals 6.3%
Abbott Laboratories	145,049	7,130,609
Merck & Co., Inc.	91,219	3,092,324
Pfizer, Inc.	686,298	18,646,717
Wyeth	247,774	11,134,963

		40,004,613

INDUSTRIALS 10.6%
Aerospace & Defense 2.0%
Honeywell International, Inc.	136,659	4,886,926
Northrop Grumman Corp.	144,195	7,907,654

		12,794,580

Industrial Conglomerates 6.4%
3M Co.	101,337	7,749,240
General Electric Co.	538,303	19,486,569
Tyco International, Ltd.	433,008	13,557,480

		40,793,289

Machinery 2.2%
Illinois Tool Works, Inc.	69,718	5,843,763
Ingersoll-Rand Co., Ltd., Class A	104,472	8,030,762

		13,874,525

INFORMATION TECHNOLOGY 7.8%
Communications Equipment 2.1%
Avaya, Inc. *	1,081,364	9,386,239
Corning, Inc. *	302,417	4,158,234

		13,544,473

Computers & Peripherals 0.7%
International Business Machines Corp.	58,749	4,487,249

IT Services 1.0%
First Data Corp.	159,347	6,059,966

[2]

EVERGREEN STRATEGIC VALUE FUND SCHEDULE OF INVESTMENTS continued
April 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	492,929	$11,593,690

Software 2.2%
Microsoft Corp.	544,902	13,786,021

MATERIALS 5.1%
Chemicals 2.0%
Dow Chemical Co.	222,654	10,226,498
E.I. du Pont de Nemours & Co.	44,079	2,076,562

		12,303,060

Metals & Mining 3.1%
Freeport-McMoRan Copper & Gold, Inc., Class B þ	186,646	6,469,151
Peabody Energy Corp.	176,355	7,719,058
Phelps Dodge Corp.	64,886	5,570,463

		19,758,672

TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 4.5%
Sprint Corp.	1,058,909	23,571,314
Verizon Communications, Inc.	130,306	4,664,955

		28,236,269

Wireless Telecommunication Services 1.6%
Western Wireless Corp., Class A * þ	264,233	10,355,291

UTILITIES 3.0%
Electric Utilities 3.0%
DPL, Inc.	448,232	11,403,022
Exelon Corp.	147,710	7,311,645

		18,714,667

Total Common Stocks (cost $560,505,918)		629,428,426

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Navigator Prime Portfolio þþ (cost $16,833,799)	16,833,799	16,833,799

Total Investments (cost $577,339,717) 102.1%		646,262,225
Other Assets and Liabilities (2.1%)		(13,072,342)

Net Assets 100.0%		$633,189,883

*	Non-income producing security
þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $583,785,104. The gross unrealized appreciation and depreciation on securities based on tax cost was $92,941,723 and $30,464,602, respectively, with a net unrealized appreciation of $62,477,121.

[3]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: June 27, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: June 27, 2005